Stockholders' Equity - Summary of Stock Option Outstanding Under Various Plans (Details)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options Outstanding in Plans	1,242,834	1,344,000	1,119,000	1,132,000
Equity Compensation Plans Not Approved By Security Holders [Member]
Number of Options Outstanding in Plans	900,000	900,000
Equity Incentive Plan [Member]
Number of Options Outstanding in Plans	342,834	444,000